UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Convertible Securities

Fund

Annual Report

November 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Convertible Securities	22.48%	12.09%	11.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Convertible Securities Fund on November 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch® All U.S. Convertible Securities Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Victor Thay, Portfolio Manager of Fidelity® Convertible Securities Fund

A healthier economy translated into improved equity market performance for the year ending November 30, 2003. Early signals of an economic recovery were seen when growth in gross domestic product (GDP) surprised on the upside in the first and second quarters of 2003. The Federal Reserve Board added further fuel in June by dropping interest rates to a 45-year low. Federal tax cuts and credits, as well as a boom in mortgage refinancing, put even more discretionary income in consumers' pockets. In the third quarter, GDP growth, propelled by robust consumer and business spending, grew 8.2%, its highest level since 1984. Consumer spending had its strongest third quarter since 1997, while corporate profits had their best showing since 1992. As a result of 2003's economic momentum, stocks enjoyed their best showing since 1999 and were poised to end their three-year losing streak. For the year ending November 30, 2003, the Standard & Poor's 500SM Index gained 15.09%, the Dow Jones Industrial AverageSM returned 12.47% and the NASDAQ Composite® Index advanced 33.23%.

The fund gained 22.48% for the year ending November 30, 2003, while the Merrill Lynch® All U.S. Convertible Securities Index and the LipperSM Convertible Securities Funds Average rose 22.46% and 22.06%, respectively. I was more aggressive at times during the first half of the period, focusing on a mix of securities likely to benefit from a cyclical upturn in the economy. This mix included more-volatile equity-sensitive convertible issues, as well as some common stocks and high-yield bonds that I felt had better upside potential. This positioning paid off nicely given improving credit and equity markets, particularly versus our average competitor, which may have had less pure-equity or high-yield exposure. Rebounding wireless services names Crown Castle and Nextel Communications led the way versus the index, followed by Internet holdings Amazon.com and Yahoo!. On the down side, I turned too defensive prematurely and thus didn't have enough overall equity risk exposure when the markets continued to rally. We lost ground in technology, as I shied away from beaten-down, lower-quality telecom equipment names - including Nortel Networks and Lucent - that snapped back sharply. Elsewhere, media holdings such as Viacom and Radio One failed to rebound and ended up trailing the market by a sizable margin.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Investments as of November 30, 2003
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc. 4.75% 2/1/09	3.0	3.0
Tyco International Group SA 3.125% 1/15/23	2.8	2.6
Baxter International, Inc. 7.00%	2.3	1.9
Liberty Media Corp. 3.25% 3/15/31	1.9	2.3
EchoStar Communications Corp. Class A	1.9	1.4
ALZA Corp. 0% 7/28/20	1.8	0.0
CIENA Corp. 3.75% 2/1/08	1.8	1.6
BEA Systems, Inc. 4% 12/15/06	1.5	0.0
Freeport-McMoRan Copper & Gold, Inc. 7% 2/11/11	1.5	1.1
Radio One, Inc. 6.5%	1.5	1.3
	20.0
Top Five Market Sectors as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.2	19.8
Health Care	18.9	13.6
Consumer Discretionary	15.3	15.1
Financials	11.1	12.3
Industrials	7.2	10.5
Asset Allocation (% of fund's net assets)
As of November 30, 2003 *		As of May 31, 2003 **
	Convertible Securities 82.3%		Convertible Securities 84.3%
	Stocks 15.0%		Stocks 11.4%
	Nonconvertible Bonds 1.4%		Nonconvertible Bonds 2.7%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	13.5%	** Foreign investments	12.2%

Annual Report

Investments November 30, 2003

Showing Percentage of Net Assets

Corporate Bonds - 63.4%
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Convertible Bonds - 62.0%
CONSUMER DISCRETIONARY - 9.4%
Hotels, Restaurants & Leisure - 0.7%
Navigant International, Inc. 4.875% 11/1/23 (f)		$ 1,000	$ 1,128
Starwood Hotels & Resorts Worldwide, Inc.:
0% 5/25/21 (f)		5,400	3,078
0% 5/25/21		3,000	1,710
WMS Industries, Inc. 2.75% 7/15/10 (f)		4,000	6,200
			12,116
Household Durables - 0.8%
American Greetings Corp. 7% 7/15/06		1,100	1,879
Lennar Corp. 0% 4/4/21		17,900	12,829
			14,708
Internet & Catalog Retail - 3.1%
Alloy, Inc. 5.375% 8/1/23 (f)		2,000	1,938
Amazon.com, Inc. 4.75% 2/1/09		52,930	53,185
			55,123
Media - 4.4%
Interpublic Group of Companies, Inc.:
1.8% 9/16/04		14,300	13,854
1.87% 6/1/06		17,100	15,626
4.5% 3/15/23 (f)		3,600	5,148
Lamar Advertising Co. 2.875% 12/31/10		7,200	7,209
Liberty Media Corp.:
3.25% 3/15/31		35,100	34,282
(Viacom, Inc. Class B (non-vtg.)) 3.25% 3/15/31 (f)		1,600	1,563
			77,682
Specialty Retail - 0.4%
Sonic Automotive, Inc. 5.25% 5/7/09		7,225	6,895
TOTAL CONSUMER DISCRETIONARY			166,524
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Duane Reade, Inc. 2.1478% 4/16/22 (e)		2,400	1,261
Performance Food Group Co. 5.5% 10/16/08		3,100	3,962
			5,223
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Convertible Bonds - continued
ENERGY - 0.4%
Energy Equipment & Services - 0.2%
Pride International, Inc. 2.5% 3/1/07		$ 2,100	$ 2,369
Oil & Gas - 0.2%
Evergreen Resources, Inc. 4.75% 12/15/21 (f)		2,000	2,660
McMoRan Exploration Co. 6% 7/2/08 (f)		1,000	1,472
			4,132
TOTAL ENERGY			6,501
FINANCIALS - 4.9%
Capital Markets - 0.4%
E*TRADE Group, Inc. 6% 2/1/07		7,100	7,127
Commercial Banks - 0.1%
Silicon Valley Bancshares 0% 6/15/08		1,600	1,932
Consumer Finance - 1.2%
Providian Financial Corp.:
3.25% 8/15/05		10,000	9,500
4% 5/15/08		10,900	12,344
			21,844
Diversified Financial Services - 2.1%
Bunge Ltd. Finance Corp. 3.75% 11/15/22 (f)		5,000	5,481
IOS Capital LLC 5% 5/1/07 (f)		14,500	13,857
Navistar Financial Corp. 4.75% 4/1/09		6,700	6,998
Teva Pharmaceutical Finance BV 0.375% 11/15/22 (f)		7,000	10,255
			36,591
Insurance - 0.5%
Fairfax Financial Holdings Ltd. 5% 7/15/23 (f)		1,500	1,469
HCC Insurance Holdings, Inc. 1.3% 4/1/23		3,000	3,154
LandAmerica Financial Group, Inc. 3.125% 11/15/33 (f)		1,000	1,039
XL Capital Ltd. 0% 5/23/21		5,000	3,188
			8,850
Real Estate - 0.6%
EOP Operating LP 7.25% 11/15/08 (f)		8,000	8,410
MeriStar Hospitality Corp. 9.5% 4/1/10		1,500	1,764
			10,174
TOTAL FINANCIALS			86,518
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Convertible Bonds - continued
HEALTH CARE - 16.3%
Biotechnology - 3.9%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08 (f)		$ 2,000	$ 1,805
Celgene Corp. 1.75% 6/1/08 (f)		2,000	2,385
Cephalon, Inc. 2.5% 12/15/06		9,300	8,707
Ciphergen Biosystems, Inc. 4.5% 9/1/08 (f)		5,000	6,038
Connetics Corp. 2.25% 5/30/08 (f)		1,500	1,574
Corixa Corp. 4.25% 7/1/08 (f)		1,000	933
Cubist Pharmaceuticals, Inc. 5.5% 11/1/08		2,500	2,213
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08		11,800	10,045
Gilead Sciences, Inc. 2% 12/15/07 (f)		8,500	11,723
Indevus Pharmaceuticals, Inc. 6.25% 7/15/08 (f)		500	575
Invitrogen Corp.:
2% 8/1/23 (f)		9,200	11,236
2.25% 12/15/06		8,500	8,861
Vertex Pharmaceuticals, Inc. 5% 9/19/07		3,500	3,019
			69,114
Health Care Equipment & Supplies - 3.3%
Bausch & Lomb, Inc. 1.6388% 8/1/23 (f)(g)		9,100	10,519
Cooper Companies, Inc.:
2.625% 7/1/23 (f)		7,500	9,272
2.625% 7/1/23		1,300	1,607
Fisher Scientific International, Inc. 2.5% 10/1/23 (f)		14,800	16,422
Integra LifeSciences Holdings Corp.:
2.5% 3/15/08 (f)		6,000	6,975
2.5% 3/15/08		1,300	1,511
ResMed, Inc. 4% 6/20/06		8,030	8,176
Wilson Greatbatch Technologies, Inc. 2.25% 6/15/13 (f)		3,000	3,608
			58,090
Health Care Providers & Services - 2.7%
Health Management Associates, Inc. 1.5% 8/1/23 (f)		6,000	6,773
LifePoint Hospitals, Inc. 4.5% 6/1/09		12,400	12,230
Service Corp. International (SCI) 6.75% 6/22/08		24,870	25,725
WebMD Corp. 3.25% 4/1/07		2,100	2,478
			47,206
Pharmaceuticals - 6.4%
Allergan, Inc.:
0% 11/6/22 (f)		10,000	9,403
0% 11/6/22		6,300	5,924
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
ALZA Corp. 0% 7/28/20		$ 47,000	$ 32,371
ICN Pharmaceuticals, Inc. 6.5% 7/15/08		4,900	5,200
Isis Pharmaceuticals, Inc. 5.5% 5/1/09 (f)		1,500	1,211
IVAX Corp. 4.5% 5/15/08		10,580	10,606
Medicis Pharmaceutical Corp. 2.5% 6/4/32		2,600	3,356
Pharmaceutical Resources, Inc. 2.875% 9/30/10 (f)		1,600	1,832
Roche Holdings, Inc.:
0% 1/19/15 (f)		12,800	9,760
0% 7/25/21 (f)		30,000	17,363
Sepracor, Inc. 5.75% 11/15/06		7,700	7,411
Watson Pharmaceuticals, Inc.:
1.75% 3/15/23 (f)		5,300	7,076
1.75% 3/15/23		1,300	1,723
			113,236
TOTAL HEALTH CARE			287,646
INDUSTRIALS - 4.6%
Commercial Services & Supplies - 0.7%
Labor Ready, Inc. 6.25% 6/15/07 (f)		7,500	13,059
Electrical Equipment - 0.1%
Artesyn Technologies, Inc. 5.5% 8/15/10 (f)		600	784
Industrial Conglomerates - 3.5%
Tyco International Group SA:
2.75% 1/15/18 (f)		11,272	13,104
3.125% 1/15/23 (f)		39,900	48,778
			61,882
Machinery - 0.3%
Actuant Corp. 2% 11/15/23 (f)		2,000	2,085
Wabash National Corp. 3.25% 8/1/08 (f)		2,000	3,331
			5,416
Road & Rail - 0.0%
Yellow Corp. 3.375% 11/25/23 (f)		500	516
TOTAL INDUSTRIALS			81,657
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 4.2%
Andrew Corp. 3.25% 8/15/13 (f)		$ 700	$ 829
Brocade Communications Systems, Inc. 2% 1/1/07		24,000	21,242
CIENA Corp. 3.75% 2/1/08		33,900	31,442
Comverse Technology, Inc.:
1.5% 12/1/05 (f)		4,900	4,778
1.5% 12/1/05		1,500	1,463
Harris Corp. 3.5% 8/15/22		800	895
Juniper Networks, Inc. 4.75% 3/15/07		4,566	4,657
Nortel Networks Corp. 4.25% 9/1/08		9,300	8,765
			74,071
Computers & Peripherals - 0.8%
Electronics for Imaging, Inc. 1.5% 6/1/23 (f)		2,000	2,453
Hutchinson Technology, Inc. 2.25% 3/15/10		5,200	6,794
Maxtor Corp. 6.8% 4/30/10		3,200	4,566
			13,813
Electronic Equipment & Instruments - 1.8%
Global Imaging Systems, Inc. 4% 11/15/08 (f)		5,000	7,000
RadiSys Corp. 1.375% 11/15/23 (f)		1,000	1,046
Sanmina-SCI Corp. 0% 9/12/20		20,500	10,377
Solectron Corp. liquid yield option note 0% 11/20/20		10,000	5,750
Tech Data Corp. 2% 12/15/21		4,000	3,943
Veeco Instruments, Inc. 4.125% 12/21/08		3,500	3,623
			31,739
Internet Software & Services - 0.6%
America Online, Inc. 0% 12/6/19		15,900	9,858
IT Services - 0.7%
Ciber, Inc. 2.875% 12/15/23 (f)		1,500	1,543
CNET, Inc. 5% 3/1/06		9,945	9,597
DST Systems, Inc. 4.125% 8/15/23 (f)		2,000	2,233
			13,373
Semiconductors & Semiconductor Equipment - 7.2%
Agere Systems, Inc. 6.5% 12/15/09		8,200	12,092
Amkor Technology, Inc.:
5% 3/15/07		7,330	7,367
5.75% 6/1/06		4,000	4,060
ASML Holding NV 5.5% 5/15/10	EUR	12,500	21,352
Atmel Corp. 0% 5/23/21		13,500	5,670
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Conexant Systems, Inc.:
4% 2/1/07		$ 14,500	$ 13,666
4.25% 5/1/06		4,000	3,980
FEI Co. 5.5% 8/15/08		3,200	3,168
Infineon Technologies AG 4.25% 2/6/07	EUR	12,000	13,665
International Rectifier Corp. 4.25% 7/15/07		3,540	3,540
LSI Logic Corp. 4% 11/1/06		24,780	24,284
PMC-Sierra, Inc. 3.75% 8/15/06		2,000	1,890
Vitesse Semiconductor Corp. 4% 3/15/05		12,000	11,820
			126,554
Software - 2.0%
BEA Systems, Inc. 4% 12/15/06		26,400	26,260
i2 Technologies, Inc. 5.25% 12/15/06		830	709
Mercury Interactive Corp. 4.75% 7/1/07		9,500	9,393
			36,362
TOTAL INFORMATION TECHNOLOGY			305,770
MATERIALS - 3.9%
Chemicals - 0.1%
Millennium Chemicals, Inc. 4% 11/15/23 (f)		1,750	1,982
Metals & Mining - 3.8%
Agnico-Eagle Mines Ltd. 4.5% 2/15/12		15,000	16,256
Freeport-McMoRan Copper & Gold, Inc.:
7% 2/11/11 (f)		15,600	26,130
7% 2/11/11		5,800	9,715
Inco Ltd. yankee 3.5% 3/14/52		7,300	10,776
Steel Dynamics, Inc. 4% 12/15/12		3,700	5,051
			67,928
TOTAL MATERIALS			69,910
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.3%
Commonwealth Telephone Enterprises, Inc. 3.25% 7/15/23 (f)		1,516	1,529
Level 3 Communications, Inc. 6% 9/15/09		6,800	4,658
			6,187
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.4%
American Tower Corp.:
3.25% 8/1/10 (f)		$ 9,700	$ 11,624
6.25% 10/15/09		4,500	4,478
Crown Castle International Corp. 4% 7/15/10		2,000	2,890
Nextel Communications, Inc.:
5.25% 1/15/10		18,000	17,820
6% 6/1/11		10,000	11,700
Nextel Partners, Inc.:
1.5% 11/15/08 (f)		4,000	6,830
1.5% 11/15/08 (f)		3,300	3,878
			59,220
TOTAL TELECOMMUNICATION SERVICES			65,407
UTILITIES - 1.2%
Electric Utilities - 0.1%
Xcel Energy, Inc. 7.5% 11/21/07		1,200	1,817
Multi-Utilities & Unregulated Power - 1.1%
AES Corp. 4.5% 8/15/05		7,200	6,844
El Paso Corp. 0% 2/28/21		27,400	12,090
			18,934
TOTAL UTILITIES			20,751
TOTAL CONVERTIBLE BONDS			1,095,907
Nonconvertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Champion Home Builders Co. 11.25% 4/15/07		1,045	1,118
ENERGY - 0.1%
Oil & Gas - 0.1%
The Coastal Corp. 7.75% 6/15/10		2,390	2,091
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
BE Aerospace, Inc.:
8% 3/1/08		$ 1,250	$ 1,141
9.5% 11/1/08		4,485	4,261
			5,402
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telewest Communications PLC yankee 11.25% 11/1/08 (c)		9,200	5,382
UTILITIES - 0.6%
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. 9.5% 6/1/09		4,000	4,295
El Paso Corp. 7% 5/15/11		7,200	6,156
			10,451
TOTAL NONCONVERTIBLE BONDS			24,444
TOTAL CORPORATE BONDS (Cost $1,003,191)			1,120,351
Common Stocks - 14.8%
	Shares
CONSUMER DISCRETIONARY - 3.9%
Distributors - 0.2%
Li & Fung Ltd.	2,000,000	3,425
Hotels, Restaurants & Leisure - 0.1%
Krispy Kreme Doughnuts, Inc. (a)	50,000	2,069
Internet & Catalog Retail - 0.7%
InterActiveCorp (a)	396,700	13,032
Leisure Equipment & Products - 0.2%
Mega Bloks, Inc. (a)	178,200	3,235
Mega Bloks, Inc. (a)(f)	21,800	397
		3,632
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.0%
Clear Media Ltd. (a)	2,405,000	$ 1,657
EchoStar Communications Corp. Class A (a)	978,669	33,745
		35,402
Specialty Retail - 0.2%
Foot Locker, Inc.	50,000	1,105
Select Comfort Corp. (a)	75,000	2,018
		3,123
Textiles Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	216,086	8,609
TOTAL CONSUMER DISCRETIONARY		69,292
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.6%
Sysco Corp.	157,600	5,724
United Natural Foods, Inc. (a)	28,100	1,079
Whole Foods Market, Inc.	61,955	4,070
		10,873
Food Products - 0.6%
Dean Foods Co. (a)	264,800	8,688
Tyson Foods, Inc. Class A	100,000	1,365
		10,053
TOTAL CONSUMER STAPLES		20,926
ENERGY - 2.0%
Energy Equipment & Services - 1.2%
National-Oilwell, Inc. (a)	320,900	6,174
Precision Drilling Corp. (a)	100,000	3,924
Trican Well Service Ltd. (a)	150,000	2,827
Weatherford International Ltd. (a)	269,000	8,818
		21,743
Oil & Gas - 0.8%
Apache Corp.	124,950	8,971
EnCana Corp.	125,000	4,592
		13,563
TOTAL ENERGY		35,306
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 0.6%
Thrifts & Mortgage Finance - 0.6%
Golden West Financial Corp., Delaware	83,330	$ 8,408
New York Community Bancorp, Inc.	52,800	2,051
		10,459
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
St. Jude Medical, Inc. (a)	82,800	5,245
INDUSTRIALS - 0.4%
Airlines - 0.0%
JetBlue Airways Corp. (a)	12,000	438
Building Products - 0.1%
Trex Co., Inc. (a)	26,000	961
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	1	0
Machinery - 0.2%
Terex Corp. (a)	162,400	4,188
Road & Rail - 0.1%
Mullen Transportation, Inc.	50,000	1,445
TOTAL INDUSTRIALS		7,032
INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 1.8%
Alcatel SA sponsored ADR (a)	251,400	3,273
Avaya, Inc. (a)	808,600	10,997
Comverse Technology, Inc. (a)	462,700	8,898
Juniper Networks, Inc. (a)	294,500	5,557
QLogic Corp. (a)	10,056	571
Sonus Networks, Inc. (a)	70,600	645
Telefonaktiebolaget LM Ericsson ADR (a)	100,000	1,624
		31,565
Computers & Peripherals - 0.3%
M-Systems Flash Disk Pioneers Ltd. (a)	255,700	4,961
Electronic Equipment & Instruments - 0.3%
Veeco Instruments, Inc. (a)	177,200	5,227
Internet Software & Services - 1.2%
Openwave Systems, Inc. (a)	85,100	1,024
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo Japan Corp. (a)	400	$ 5,260
Yahoo!, Inc. (a)	356,081	15,304
		21,588
Semiconductors & Semiconductor Equipment - 1.3%
Axcelis Technologies, Inc. (a)	153,500	1,761
Photronics, Inc. (a)	100,000	1,847
Rohm Co. Ltd.	25,500	2,983
Samsung Electronics Co. Ltd.	23,800	9,207
Tokyo Electron Ltd.	60,400	4,275
Trident Microsystems, Inc. (a)	110,000	2,895
		22,968
Software - 0.4%
BEA Systems, Inc. (a)	320,652	4,072
KFX, Inc. (a)	154,500	925
Red Hat, Inc. (a)	139,500	1,853
		6,850
TOTAL INFORMATION TECHNOLOGY		93,159
MATERIALS - 0.5%
Chemicals - 0.3%
Hercules Trust II unit	5,600	3,908
Lyondell Chemical Co.	149,100	2,213
		6,121
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	290,000	3,271
TOTAL MATERIALS		9,392
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	22,312	277
Nextel Communications, Inc. Class A (a)	437,700	11,087
		11,364
TOTAL COMMON STOCKS (Cost $218,215)		262,175
Preferred Stocks - 20.5%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 20.3%
CONSUMER DISCRETIONARY - 1.9%
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	68,000	$ 1,471
Media - 1.8%
Radio One, Inc.:
6.50% (f)	5,970	6,222
6.50%	24,995	26,051
		32,273
TOTAL CONSUMER DISCRETIONARY		33,744
ENERGY - 2.2%
Oil & Gas - 2.2%
Chesapeake Energy Corp.:
6.75% (f)	283,600	23,893
6.00% (f)	31,400	2,092
6.00%	21,700	1,486
Teekay Shipping Corp. Series A, 7.25%	289,000	9,153
Valero Energy Corp. 2.00%	90,000	2,160
		38,784
FINANCIALS - 5.6%
Consumer Finance - 0.5%
Capital One Financial Corp. 6.25% Upper DECS	193,700	8,941
Diversified Financial Services - 3.1%
AES Trust III 6.75%	108,700	4,422
AES Trust VII:
6.00% (f)	126,215	5,490
6.00%	128,900	5,607
News Corp. Finance Trust II (British Sky Broadcasting Group PLC (BSkyB)) 0.75% (f)	15,000	15,555
Omnicare Capital Trust I 4.00% PIERS	50,000	3,025
PPL Capital Funding Trust I 7.75% PEPS	80,900	1,658
SMFG Finance Cayman Ltd. 2.25% (f)	378	18,343
		54,100
Insurance - 1.4%
Conseco, Inc. 10.50%	200,000	5,040
Hartford Financial Services Group, Inc. 7.00%	88,900	5,078
The Chubb Corp. Series B, 7.00%	92,500	2,544
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp. 4.50%	319,000	$ 7,592
UnumProvident Corp. 8.25%	124,900	3,991
		24,245
Real Estate - 0.3%
Equity Office Properties Trust Series B, 5.25%	30,300	1,485
Reckson Associates Realty Corp. Series A, 7.625%	62,200	1,547
Simon Property Group, Inc. 6.50%	18,000	2,210
		5,242
Thrifts & Mortgage Finance - 0.3%
Doral Financial Corp. 4.75% (f)	12,800	3,323
The PMI Group, Inc. 5.875%	120,000	3,042
		6,365
TOTAL FINANCIALS		98,893
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc. 7.00%	792,000	40,689
INDUSTRIALS - 1.9%
Aerospace & Defense - 1.7%
Northrop Grumman Corp.:
7.25%	239,900	24,568
Series B, 7.00%	36,000	4,307
		28,875
Road & Rail - 0.2%
CNF Trust I Series A, 5.00% TECONS	71,200	3,562
TOTAL INDUSTRIALS		32,437
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.6%
Corning, Inc. Series C, 7.00%	10,100	5,994
Nortel Networks Corp. 7.00%	48	3,828
		9,822
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
MATERIALS - 1.2%
Metals & Mining - 1.1%
Phelps Dodge Corp. Series A 6.75% MEDS	113,000	$ 16,498
United States Steel Corp. Series B, 7.00%	37,000	3,164
		19,662
Paper & Forest Products - 0.1%
Boise Cascade Corp. 7.50%	41,000	1,952
TOTAL MATERIALS		21,614
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.1%
ALLTEL Corp. 7.75% PRIDES	145,900	7,058
CenturyTel, Inc. 6.875% ACES	334,500	8,951
Citizens Communications Co. 6.75%	119,000	2,744
		18,753
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. 6.25% PIERS	320,000	13,440
TOTAL TELECOMMUNICATION SERVICES		32,193
UTILITIES - 2.8%
Electric Utilities - 1.6%
Ameren Corp. 9.75% ACES	120,000	3,390
Cinergy Corp. 9.50% PRIDES	102,600	6,225
Dominion Resources, Inc. 8.75%	194,900	10,166
FPL Group, Inc. 8.00%	144,000	7,893
		27,674
Gas Utilities - 1.0%
KeySpan Corp. 8.75% MEDS	233,100	11,907
Southern Union Co. 5.75%	117,000	6,771
		18,678
Multi-Utilities & Unregulated Power - 0.2%
Williams Companies, Inc. 5.50% (f)	60,000	3,690
TOTAL UTILITIES		50,042
TOTAL CONVERTIBLE PREFERRED STOCKS		358,218
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Constellation Brands, Inc. (depositary shares) Series A, 5.75%	123,000	$ 3,790
TOTAL PREFERRED STOCKS (Cost $322,384)		362,008
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 1.09% (b)	27,964,491	27,964
Fidelity Securities Lending Cash Central Fund, 1.11% (b)	2,754,508	2,755
TOTAL MONEY MARKET FUNDS (Cost $30,719)		30,719
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,574,509)		1,775,253
NET OTHER ASSETS - (0.4)%		(7,831)
NET ASSETS - 100%		$ 1,767,422
Currency Abbreviations
EUR	-	European Monetary Unit
Security Type Abbreviations
ACES	-	Automatic Common Exchange Securities
DECS	-	Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock
MEDS	-	Mandatorily Exchangeable Debt Securities
PEPS	-	Participating Equity Preferred Shares/Premium Exchangeable Participating Shares
PIERS	-	Preferred Income Equity Redeemable Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
TECONS	-	Term Convertible Shares
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $432,698,000 or 24.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	3.0%
BBB	4.9%
BB	8.9%
B	22.5%
CCC,CC,C	8.9%
Not Rated	15.2%
Equities	35.3%
Short-Term Investments and Net Other Assets	1.3%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.5%
Luxembourg	3.5%
Canada	3.3%
Netherlands	1.8%
Japan	1.7%
Others (individually less than 1%)	3.2%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $2,115,775,000 and $2,057,141,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $44,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $12,124,000. The weighted average interest rate was 1.12%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $329,726,000 of which $113,099,000 and $216,627,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2003

Assets
Investment in securities, at value (including securities loaned of $2,623) (cost $1,574,509) - See accompanying schedule		$ 1,775,253
Receivable for fund shares sold		1,384
Dividends receivable		218
Interest receivable		11,243
Prepaid expenses		8
Other receivables		105
Total assets		1,788,211

Liabilities
Payable for investments purchased	$ 14,904
Payable for fund shares redeemed	2,060
Accrued management fee	731
Other affiliated payables	305
Other payables and accrued expenses	34
Collateral on securities loaned, at value	2,755
Total liabilities		20,789

Net Assets		$ 1,767,422
Net Assets consist of:
Paid in capital		$ 1,876,973
Undistributed net investment income		22,497
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(332,851)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		200,803
Net Assets, for 89,651 shares outstanding		$ 1,767,422
Net Asset Value, offering price and redemption price per share ($1,767,422 ÷ 89,651 shares)		$ 19.71

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2003

Investment Income
Dividends		$ 27,815
Interest		54,286
Security lending		32
Total income		82,133

Expenses
Management fee Basic fee	$ 7,489
Performance adjustment	1,892
Transfer agent fees	3,064
Accounting and security lending fees	350
Non-interested trustees' compensation	8
Custodian fees and expenses	48
Registration fees	57
Audit	57
Legal	7
Interest	1
Miscellaneous	23
Total expenses before reductions	12,996
Expense reductions	(276)	12,720
Net investment income (loss)		69,413
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	49,820
Foreign currency transactions	(328)
Total net realized gain (loss)		49,492
Change in net unrealized appreciation (depreciation) on: Investment securities	200,932
Assets and liabilities in foreign currencies	59
Total change in net unrealized appreciation (depreciation)		200,991
Net gain (loss)		250,483
Net increase (decrease) in net assets resulting from operations		$ 319,896

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2003	Year ended November 30, 2002 A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,413	$ 70,524
Net realized gain (loss)	49,492	(206,449)
Change in net unrealized appreciation (depreciation)	200,991	(25,832)
Net increase (decrease) in net assets resulting from operations	319,896	(161,757)
Distributions to shareholders from net investment income	(71,200)	(85,392)
Share transactions Net proceeds from sales of shares	431,770	351,508
Reinvestment of distributions	64,277	77,521
Cost of shares redeemed	(400,393)	(492,829)
Net increase (decrease) in net assets resulting from share transactions	95,654	(63,800)
Total increase (decrease) in net assets	344,350	(310,949)

Net Assets
Beginning of period	1,423,072	1,734,021
End of period (including undistributed net investment income of $22,497 and undistributed net investment income of $20,048, respectively)	$ 1,767,422	$ 1,423,072
Other Information Shares
Sold	24,029	18,929
Issued in reinvestment of distributions	3,719	4,132
Redeemed	(22,390)	(27,692)
Net increase (decrease)	5,358	(4,631)

A Certain amounts have been reclassified. See Note 1 of the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 16.88	$ 19.50	$ 24.04	$ 22.43	$ 18.61
Income from Investment Operations
Net investment income (loss) B	.79	.79 D,E	.69	.77	.57
Net realized and unrealized gain (loss)	2.87	(2.46) D,E	(.17)	3.18	5.01
Total from investment operations	3.66	(1.67)	.52	3.95	5.58
Distributions from net investment income	(.83)	(.95)	(.72)	(.64)	(.62)
Distributions from net realized gain	-	-	(4.34)	(1.70)	(1.14)
Total distributions	(.83)	(.95)	(5.06)	(2.34)	(1.76)
Net asset value, end of period	$ 19.71	$ 16.88	$ 19.50	$ 24.04	$ 22.43
Total Return A	22.48%	(8.97)%	1.56%	18.07%	32.36%
Ratios to Average Net Assets C
Expenses before expense reductions	.84%	.88%	.81%	.78%	.85%
Expenses net of voluntary waivers, if any	.84%	.88%	.81%	.78%	.85%
Expenses net of all reductions	.82%	.85%	.76%	.77%	.82%
Net investment income (loss)	4.46%	4.40% D,E	3.40%	2.96%	2.85%
Supplemental Data
Net assets, end of period (in millions)	$ 1,767	$ 1,423	$ 1,734	$ 1,843	$ 1,214
Portfolio turnover rate	136%	138%	282%	262%	246%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended November 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.06 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 4.76% to 4.40%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended November 30, 2002, have been reclassified from what was previously reported. Net investment income (loss) for the fund decreased by $5,674 with a corresponding decrease to realized and unrealized loss of $2,349. The reclassification has no impact on the net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities market, discount contingent interest, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 228,713	|
Unrealized depreciation	(19,066)
Net unrealized appreciation (depreciation)	209,647
Undistributed ordinary income	10,527
Capital loss carryforward	(329,726)

Cost for federal income tax purposes	$ 1,565,606

The tax character of distributions paid was as follows:

	November 30, 2003	November 30, 2002
Ordinary Income	$ 71,200	$ 85,392

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .60% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $403 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $270 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Convertible Securities Fund.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Convertible Securities Fund (a fund of Fidelity Financial Trust) at November 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Convertible Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 8, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Convertible Securities (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Financial Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Mt. Vernon Street Trust.

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of Convertible Securities. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Victor Thay (29)
Year of Election or Appointment: 2003 Vice President of Convertible Securities. Prior to assuming his current responsibilities, Mr. Thay managed a variety of Fidelity funds.
Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Convertible Securities. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Convertible Securities. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Convertible Securities. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Convertible Securities. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Convertible Securities. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1987 Assistant Treasurer of Convertible Securities. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Convertible Securities. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Convertible Securities. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Convertible Securities. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 24%, 26%, 26%, and 26% of the dividends distributed in December, March, June and September, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

A total of .05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 11%, 11%, and 11% of the dividends distributed in March, June and September, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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Fidelity®

Equity-Income II

Fund

Annual Report

November 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Equity-Income II	16.40%	3.00%	10.53%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Equity-Income II Fund on November 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Value Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Steve DuFour, Portfolio Manager of Fidelity® Equity-Income II Fund

A healthier economy translated into improved equity market performance for the year ending November 30, 2003. Early signals of an economic recovery were seen when growth in gross domestic product (GDP) surprised on the upside in the first and second quarters of 2003. The Federal Reserve Board added further fuel in June by dropping interest rates to a 45-year low. Federal tax cuts and credits, as well as a boom in mortgage refinancing, put even more discretionary income in consumers' pockets. In the third quarter, GDP growth, propelled by robust consumer and business spending, grew 8.2%, its highest level since 1984. Consumer spending had its strongest third quarter since 1997, while corporate profits had their best showing since 1992. As a result of 2003's economic momentum, stocks enjoyed their best showing since 1999 and were poised to end their three-year losing streak. For the year ending November 30, 2003, the Standard & Poor's 500SM Index gained 15.09%, the Dow Jones Industrial AverageSM returned 12.47% and the NASDAQ Composite® Index advanced 33.23%.

For the 12 months ending November 30, 2003, Fidelity Equity-Income II Fund returned 16.40%, topping the 14.65% return for the LipperSM Equity Income Objective Funds Average, but lagging the 18.39% return for the Russell 3000® Value Index. Despite a positive return for the fund's financial holdings, they lagged those of the index, resulting in the bulk of the fund's relative shortfall. Although business improved for a few of our larger holdings in this sector - such as brokerage Charles Schwab, insurance giant American International Group and financial services provider Mellon - these stocks underperformed the overall sector. Elsewhere, the fund's overweighting in poor-performing energy services stocks, such as Schlumberger and Weatherford International, also held back its return versus the index. I believe the fund outperformed its peers because it generally owned a large percentage of stocks in economically sensitive industries - including capital goods, materials and semiconductors - that experienced a pickup in business activity. Some top performers included truck manufacturer PACCAR, aerospace supplier Goodrich and aluminum producer Alcoa. Adding several stocks as they declined earlier in the period, such as semiconductor maker Analog Devices and retailer Home Depot, also made a strong contribution.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Burlington Resources, Inc.	4.7	4.8
Charles Schwab Corp.	4.4	4.5
Verizon Communications, Inc.	4.2	3.9
Morgan Stanley	4.2	3.7
Exxon Mobil Corp.	3.4	3.1
Citigroup, Inc.	3.3	3.9
Union Pacific Corp.	2.4	2.6
Bank of America Corp.	2.4	1.8
International Business Machines Corp.	2.2	0.4
Wells Fargo & Co.	2.1	0.0
	33.3
Top Five Market Sectors as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.7	28.5
Industrials	16.6	19.3
Consumer Discretionary	12.2	13.2
Information Technology	11.0	11.6
Energy	9.6	9.2
Asset Allocation (% of fund's net assets)
As of November 30, 2003 *		As of May 31, 2003 **
	Stocks 98.3%		Stocks 97.3%
	Convertible Securities 0.7%		Convertible Securities 1.3%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	4.2%	** Foreign investments	2.7%

Annual Report

Investments November 30, 2003

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.2%
Automobiles - 0.5%
Ford Motor Co.	4,451,600	$ 58,761
Hotels, Restaurants & Leisure - 0.6%
Mandalay Resort Group	566,000	24,310
Marriott International, Inc. Class A	956,300	43,827
		68,137
Household Durables - 0.2%
Sony Corp. sponsored ADR	662,600	22,760
Internet & Catalog Retail - 2.0%
InterActiveCorp (a)	6,969,850	228,960
Media - 5.8%
Belo Corp. Series A	2,502,200	71,088
EchoStar Communications Corp. Class A (a)	869,500	29,980
McGraw-Hill Companies, Inc.	152,800	10,467
News Corp. Ltd. ADR	4,654,100	159,403
Omnicom Group, Inc.	765,480	60,978
PanAmSat Corp. (a)	474,900	10,491
The New York Times Co. Class A	14,000	643
Time Warner, Inc. (a)	6,620,200	107,777
Tribune Co.	1,243,500	60,745
Viacom, Inc. Class B (non-vtg.)	3,808,700	149,758
Washington Post Co. Class B	15,200	12,212
		673,542
Multiline Retail - 1.0%
Federated Department Stores, Inc.	913,500	44,844
Kohl's Corp. (a)	370,400	17,898
Saks, Inc. (a)	1,418,500	21,817
Target Corp.	717,900	27,797
		112,356
Specialty Retail - 2.1%
AutoZone, Inc. (a)	213,100	20,385
Foot Locker, Inc.	1,415,400	31,280
Gap, Inc.	4,725,500	101,598
Home Depot, Inc.	1,439,600	52,920
TJX Companies, Inc.	1,230,900	27,806
Zale Corp. (a)	134,500	7,283
		241,272
TOTAL CONSUMER DISCRETIONARY		1,405,788
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 5.2%
Beverages - 0.4%
Anheuser-Busch Companies, Inc.	1,004,600	$ 52,058
Food & Staples Retailing - 0.9%
BJ's Wholesale Club, Inc. (a)	132,200	3,364
Safeway, Inc. (a)	1,815,900	37,680
Walgreen Co.	1,401,000	51,571
Whole Foods Market, Inc.	84,800	5,571
		98,186
Food Products - 2.0%
Campbell Soup Co.	1,312,600	33,616
McCormick & Co., Inc. (non-vtg.)	3,849,000	110,428
Smithfield Foods, Inc. (a)	741,800	17,395
Unilever NV (NY Shares)	1,133,650	68,132
		229,571
Household Products - 1.2%
Colgate-Palmolive Co.	1,487,700	78,104
Procter & Gamble Co.	684,700	65,896
		144,000
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	404,600	15,375
Gillette Co.	1,790,000	60,377
		75,752
TOTAL CONSUMER STAPLES		599,567
ENERGY - 9.5%
Energy Equipment & Services - 1.4%
BJ Services Co. (a)	451,300	14,392
Cooper Cameron Corp. (a)	443,900	19,270
ENSCO International, Inc.	1,051,910	26,613
Nabors Industries Ltd. (a)	334,900	12,431
Noble Corp. (a)	764,900	26,450
Rowan Companies, Inc. (a)	332,600	7,041
Smith International, Inc. (a)	87,200	3,273
Weatherford International Ltd. (a)	1,737,500	56,955
		166,425
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - 8.1%
Burlington Resources, Inc. (c)	10,686,400	$ 536,456
Exxon Mobil Corp.	10,814,500	391,160
		927,616
TOTAL ENERGY		1,094,041
FINANCIALS - 29.6%
Capital Markets - 12.4%
Bank of New York Co., Inc.	5,575,700	171,062
Charles Schwab Corp.	44,286,140	513,719
Mellon Financial Corp.	1,186,200	34,163
Morgan Stanley	8,712,993	481,654
Northern Trust Corp.	4,023,400	180,449
State Street Corp.	930,500	47,418
		1,428,465
Commercial Banks - 7.4%
Bank of America Corp.	3,613,300	272,551
Bank One Corp.	2,157,400	93,545
City National Corp.	287,600	18,194
Comerica, Inc.	302,500	15,775
SunTrust Banks, Inc.	307,900	21,876
U.S. Bancorp, Delaware	3,671,200	101,729
Wachovia Corp.	1,937,457	88,639
Wells Fargo & Co.	4,283,400	245,567
		857,876
Consumer Finance - 0.4%
AmeriCredit Corp. (a)	1,801,100	24,225
SLM Corp.	594,400	22,070
		46,295
Diversified Financial Services - 3.6%
Citigroup, Inc.	8,184,641	385,006
GATX Corp.	1,175,000	28,553
		413,559
Insurance - 2.6%
AFLAC, Inc.	1,081,500	38,902
Allstate Corp.	783,600	31,642
American International Group, Inc.	3,913,200	226,770
		297,314
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 1.3%
Duke Realty Corp.	1,799,900	$ 55,437
Friedman, Billings, Ramsey Group, Inc. Class A	1,941,100	41,442
ProLogis	1,590,978	48,525
		145,404
Thrifts & Mortgage Finance - 1.9%
Fannie Mae	2,792,360	195,465
Golden West Financial Corp., Delaware	266,900	26,930
		222,395
TOTAL FINANCIALS		3,411,308
HEALTH CARE - 4.9%
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.	992,400	39,726
Guidant Corp.	233,200	13,239
Steris Corp. (a)	614,500	14,213
		67,178
Pharmaceuticals - 4.3%
AstraZeneca PLC sponsored ADR	833,500	38,299
Forest Laboratories, Inc. (a)	155,600	8,502
Johnson & Johnson	1,962,600	96,737
Merck & Co., Inc.	2,354,100	95,576
Novartis AG sponsored ADR	1,331,300	56,181
Pfizer, Inc.	5,501,190	184,565
Valeant Pharmaceuticals International	673,700	16,108
		495,968
TOTAL HEALTH CARE		563,146
INDUSTRIALS - 16.6%
Aerospace & Defense - 3.9%
EADS NV	874,967	19,089
Goodrich Corp. (c)	6,851,200	188,477
Honeywell International, Inc.	636,800	18,907
Lockheed Martin Corp.	4,151,540	190,722
Raytheon Co.	1,166,000	32,310
		449,505
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	551,000	40,096
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - 0.4%
Continental Airlines, Inc. Class B (a)	2,193,300	$ 40,905
Commercial Services & Supplies - 0.4%
HON Industries, Inc.	41,700	1,772
R.R. Donnelley & Sons Co.	1,387,900	38,944
		40,716
Electrical Equipment - 0.3%
Emerson Electric Co.	347,800	21,230
Thomas & Betts Corp.	766,000	15,933
		37,163
Industrial Conglomerates - 3.1%
3M Co.	2,393,200	189,159
General Electric Co.	5,426,000	155,563
Teleflex, Inc.	349,600	15,998
		360,720
Machinery - 3.3%
Caterpillar, Inc.	273,300	20,784
Dover Corp.	4,545,900	174,517
Eaton Corp.	404,940	41,705
Illinois Tool Works, Inc.	1,475,500	115,237
PACCAR, Inc.	102,700	8,238
Parker Hannifin Corp.	411,500	22,628
Wabash National Corp. (a)	115,400	3,212
		386,321
Road & Rail - 4.8%
Norfolk Southern Corp.	8,551,044	183,078
Union Pacific Corp.	4,420,700	281,510
Werner Enterprises, Inc. (c)	4,903,541	88,999
		553,587
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	252,300	6,646
TOTAL INDUSTRIALS		1,915,659
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.8%
Alcatel SA sponsored ADR (a)	1,802,800	23,472
Avaya, Inc. (a)	4,395,600	59,780
CIENA Corp. (a)	1,698,600	12,026
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	3,627,300	$ 50,927
Nokia Corp. sponsored ADR	1,097,100	19,726
Nortel Networks Corp. (a)	6,553,400	29,571
Telefonaktiebolaget LM Ericsson ADR (a)	805,800	13,086
		208,588
Computers & Peripherals - 3.7%
Hewlett-Packard Co.	7,876,300	170,837
International Business Machines Corp.	2,824,500	255,730
		426,567
Electronic Equipment & Instruments - 1.1%
Arrow Electronics, Inc. (a)	1,546,400	36,155
Avnet, Inc. (a)	846,300	18,052
Ingram Micro, Inc. Class A (a)	2,214,800	32,292
Solectron Corp. (a)	2,463,200	14,410
Vishay Intertechnology, Inc. (a)	1,134,200	23,830
		124,739
Internet Software & Services - 0.2%
Ariba, Inc. (a)	3,219,800	10,175
DoubleClick, Inc. (a)	909,000	8,681
		18,856
IT Services - 0.7%
BearingPoint, Inc. (a)	501,100	4,645
Electronic Data Systems Corp.	3,082,800	66,650
Unisys Corp. (a)	748,600	12,217
		83,512
Office Electronics - 0.1%
Xerox Corp. (a)	696,000	8,477
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp. (a)	424,000	10,740
Atmel Corp. (a)	1,188,400	7,998
Axcelis Technologies, Inc. (a)	860,800	9,873
DSP Group, Inc. (a)	191,900	4,623
Fairchild Semiconductor International, Inc. (a)	1,491,000	38,766
Integrated Circuit Systems, Inc. (a)	203,900	6,066
Integrated Device Technology, Inc. (a)	2,580,100	48,635
Kulicke & Soffa Industries, Inc. (a)	1,226,800	20,218
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp. (a)	550,500	$ 11,643
Teradyne, Inc. (a)	3,305,900	83,210
		241,772
Software - 1.0%
BMC Software, Inc. (a)	2,370,800	39,426
Concord Communications, Inc. (a)	170,200	3,768
Microsoft Corp.	2,211,100	56,825
Network Associates, Inc. (a)	1,420,352	19,019
		119,038
TOTAL INFORMATION TECHNOLOGY		1,231,549
MATERIALS - 3.5%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	1,880,400	90,146
E.I. du Pont de Nemours & Co.	1,229,100	50,958
Eastman Chemical Co.	1,404,400	50,095
Ecolab, Inc.	534,300	14,009
Rohm & Haas Co.	283,500	11,383
		216,591
Construction Materials - 0.2%
Vulcan Materials Co.	517,400	23,009
Metals & Mining - 1.4%
Alcoa, Inc.	4,943,250	162,188
TOTAL MATERIALS		401,788
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.8%
SBC Communications, Inc.	3,206,400	74,645
Verizon Communications, Inc.	14,787,100	484,573
		559,218
UTILITIES - 1.2%
Electric Utilities - 1.0%
DPL, Inc.	661,700	12,797
Entergy Corp.	637,000	33,672
Wisconsin Energy Corp.	2,106,800	68,892
		115,361
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.2%
AES Corp. (a)	2,589,200	$ 22,966
TOTAL UTILITIES		138,327
TOTAL COMMON STOCKS (Cost $10,554,885)		11,320,391
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.4%
ENERGY - 0.1%
Oil & Gas - 0.1%
Amerada Hess Corp. 7.00%	171,900	8,638
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Instruments - 0.3%
Solectron Corp. 7.25% ACES	2,077,900	33,870
Office Electronics - 0.0%
Xerox Corp. Series C, 6.25%	55,300	6,503
TOTAL INFORMATION TECHNOLOGY		40,373
TOTAL CONVERTIBLE PREFERRED STOCKS		49,011
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Chevy Chase Bank FSB Series C, 8.00%	350,100	9,803
TOTAL PREFERRED STOCKS (Cost $58,487)		58,814
Convertible Bonds - 0.3%
	Principal Amount (000s)	Value (Note 1) (000s)
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Pharmaceutical Resources, Inc. 2.875% 9/30/10 (d)	$ 3,665	$ 4,196
Valeant Pharmaceuticals International 3% 8/16/10 (d)	2,850	3,053
		7,249
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. 6% 9/15/09	29,960	20,523
TOTAL CONVERTIBLE BONDS (Cost $20,633)		27,772
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 1.09% (b)	150,608,277	150,608
Fidelity Securities Lending Cash Central Fund, 1.11% (b)	36,075,600	36,076
TOTAL MONEY MARKET FUNDS (Cost $186,684)		186,684
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $10,820,689)		11,593,661
NET OTHER ASSETS - (0.6)%		(69,078)
NET ASSETS - 100%		$ 11,524,583
Security Type Abbreviation
ACES - Automatic Common Exchange Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,249,000 or 0.1% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $13,672,424,000 and $13,335,597,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $832,000 for the period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2003

Assets
Investment in securities, at value (including securities loaned of $35,426) (cost $10,820,689) - See accompanying schedule		$ 11,593,661
Receivable for investments sold		64,839
Receivable for fund shares sold		7,095
Dividends receivable		16,726
Interest receivable		462
Prepaid expenses		52
Other receivables		2,591
Total assets		11,685,426

Liabilities
Payable for investments purchased	$ 105,340
Payable for fund shares redeemed	12,641
Accrued management fee	4,578
Other affiliated payables	1,882
Other payables and accrued expenses	326
Collateral on securities loaned, at value	36,076
Total liabilities		160,843

Net Assets		$ 11,524,583
Net Assets consist of:
Paid in capital		$ 10,690,050
Undistributed net investment income		35,073
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,488
Net unrealized appreciation (depreciation) on investments		772,972
Net Assets, for 535,405 shares outstanding		$ 11,524,583
Net Asset Value, offering price and redemption price per share ($11,524,583 ÷ 535,405 shares)		$ 21.52

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2003

Investment Income
Dividends (including $3,321 received from affiliated issuers)		$ 186,722
Interest		11,220
Security lending		134
Total income		198,076

Expenses
Management fee	$ 48,775
Transfer agent fees	20,282
Accounting and security lending fees	879
Non-interested trustees' compensation	41
Depreciation in deferred trustee compensation account	(6)
Custodian fees and expenses	169
Registration fees	94
Audit	109
Legal	45
Miscellaneous	111
Total expenses before reductions	70,499
Expense reductions	(5,559)	64,940
Net investment income (loss)		133,136
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $8,600 on sales of investments in affiliated issuers)	888,251
Foreign currency transactions	53
Futures contracts	3,494
Total net realized gain (loss)		891,798
Change in net unrealized appreciation (depreciation) on investment securities		546,040
Net gain (loss)		1,437,838
Net increase (decrease) in net assets resulting from operations		$ 1,570,974

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,136	$ 138,094
Net realized gain (loss)	891,798	(812,590)
Change in net unrealized appreciation (depreciation)	546,040	(192,103)
Net increase (decrease) in net assets resulting from operations	1,570,974	(866,599)
Distributions to shareholders from net investment income	(122,229)	(130,488)
Distributions to shareholders from net realized gain	-	(483,185)
Total distributions	(122,229)	(613,673)
Share transactions Net proceeds from sales of shares	1,470,308	1,021,592
Reinvestment of distributions	115,783	582,605
Cost of shares redeemed	(1,666,126)	(1,997,487)
Net increase (decrease) in net assets resulting from share transactions	(80,035)	(393,290)
Total increase (decrease) in net assets	1,368,710	(1,873,562)

Net Assets
Beginning of period	10,155,873	12,029,435
End of period (including undistributed net investment income of $35,073 and undistributed net investment income of $23,665, respectively)	$ 11,524,583	$ 10,155,873
Other Information Shares
Sold	75,917	52,428
Issued in reinvestment of distributions	6,305	28,094
Redeemed	(89,210)	(105,330)
Net increase (decrease)	(6,988)	(24,808)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.72	$ 21.21	$ 27.49	$ 30.34	$ 30.73
Income from Investment Operations
Net investment income (loss)B	.25	.24D	.34	.40	.37
Net realized and unrealized gain (loss)	2.78	(1.65)D	(1.15)	.50	2.01
Total from investment operations	3.03	(1.41)	(.81)	.90	2.38
Distributions from net investment income	(.23)	(.23)	(.39)	(.40)	(.35)
Distributions from net realized gain	-	(.85)	(5.08)	(3.35)	(2.42)
Total distributions	(.23)	(1.08)	(5.47)	(3.75)	(2.77)
Net asset value, end of period	$ 21.52	$ 18.72	$ 21.21	$ 27.49	$ 30.34
Total ReturnA	16.40%	(7.08)%	(4.33)%	3.50%	8.25%
Ratios to Average Net AssetsC
Expenses before expense reductions	.70%	.70%	.67%	.67%	.66%
Expenses net of voluntary waivers, if any	.70%	.70%	.67%	.67%	.66%
Expenses net of all reductions	.64%	.63%	.62%	.63%	.64%
Net investment income (loss)	1.31%	1.26%D	1.49%	1.47%	1.19%
Supplemental Data
Net assets, end of period (in millions)	$ 11,525	$ 10,156	$ 12,029	$ 13,401	$ 18,184
Portfolio turnover rate	131%	135%	136%	151%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Equity-Income II Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, contingent interest, non-taxable dividends and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,018,767	|
Unrealized depreciation	(303,472)
Net unrealized appreciation (depreciation)	715,295
Undistributed ordinary income	126,705
Cost for federal income tax purposes	$ 10,878,366

The tax character of distributions paid was as follows:

	November 30, 2003	November 30, 2002
Ordinary Income	$ 122,229	$ 131,934
Long-term Capital Gains	-	481,739
Total	$ 122,229	$ 613,673

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts - continued

of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .48% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,570 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,526 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $30, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Burlington Resources, Inc.	$ 35,264	$ -	$ 1,506	$ 536,456
Goodrich Corp.	25,417	-	1,370	188,477
Werner Enterprises, Inc.	25,456	12,336	445	88,999
TOTALS	$ 86,137	$ 12,336	$ 3,321	$ 813,932

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Equity-Income II Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income II Fund (a fund of Fidelity Financial Trust) at November 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income II Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 7, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1992

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Equity-Income II (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George Heilmeier (67)

Year of Election or Appointment:2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Financial Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Financial Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of Equity-Income II. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Stephen M. Dufour (37)
Year of Election or Appointment: 2000 Vice President of Equity-Income II and other funds managed by FMR. Prior to assuming his current responsibilities, Mr. Dufour managed a variety of Fidelity funds.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Equity-Income II. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Equity-Income II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Equity-Income II. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Equity-Income II. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Equity-Income II. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Equity-Income II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Equity-Income II. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Equity-Income II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Equity-Income II. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Equity Income II voted to pay on January 12, 2004, to shareholders of record at the opening of business on January 9, 2004, a distribution of $.17 per share derived from capital gains realized from sales of portfolio securities.

A total of .21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100%, 100%, 100%, and 100% of the dividends distributed in September 2003, June 2003, March 2003, December 2002, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100%, 100%, and 100% of the dividends distributed in September 2003, June 2003, and March 2003, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

EII-UANN-0104
1.786707.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Independence

Fund

Annual Report

November 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Independence	13.47%	2.99%	9.37%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Independence Fund on November 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jason Weiner, Portfolio Manager of Fidelity® Independence Fund

A healthier economy translated into improved equity market performance for the year ending November 30, 2003. Early signals of an economic recovery were seen when growth in gross domestic product (GDP) surprised on the upside in the first and second quarters of 2003. The Federal Reserve Board added further fuel in June by dropping interest rates to a 45-year low. Federal tax cuts and credits, as well as a boom in mortgage refinancing, put even more discretionary income in consumers' pockets. In the third quarter, GDP growth, propelled by robust consumer and business spending, grew 8.2%, its highest level since 1984. Consumer spending had its strongest third quarter since 1997, while corporate profits had their best showing since 1992. As a result of 2003's economic momentum, stocks enjoyed their best showing since 1999 and were poised to end their three-year losing streak. For the year ending November 30, 2003, the Standard & Poor's 500SM Index gained 15.09%, the Dow Jones Industrial AverageSM returned 12.47% and the NASDAQ Composite® Index advanced 33.23%.

The fund was up 13.47% for the one-year period ending November 30, 2003, while the Standard & Poor's 500 Index and the LipperSM Capital Appreciation Funds Average returned 15.09% and 16.93%, respectively. Unfavorable security selection in some of the year's weaker-performing sectors was primarily to blame. The biggest drag came from our holdings in health care, which lagged those in the index by a wide margin. While the fund benefited from underweighting weak large-cap drug stocks, it wasn't enough to make up for some poor picks in the pharmaceuticals and biotechnology space, most notably Canadian-based Biovail and Trimeris. Another drag was overweighting tobacco holdings R.J. Reynolds and Altria Group during the first half of the period. Security selection in energy services also detracted, as did our underexposure to strong-performing semiconductor names such as Intel. Conversely, the fund got a boost in telecommunication services by favoring surging wireless stocks - including Nextel and tower company Crown Castle - rather than fixed-line carriers such as Verizon, which had a tough period. We also had strong results from our media holdings, led by satellite giant EchoStar. Positions in successful turnaround stories such as Xerox - which I eventually sold - further contributed.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.1	2.0
EchoStar Communications Corp. Class A	3.1	6.9
Cisco Systems, Inc.	2.6	0.0
Clear Channel Communications, Inc.	2.5	1.2
First Data Corp.	2.4	2.7
QUALCOMM, Inc.	2.4	0.0
Crown Castle International Corp.	2.2	0.4
Johnson & Johnson	2.1	0.0
Analog Devices, Inc.	2.1	1.3
Vodafone Group PLC sponsored ADR	2.0	0.0
	25.5
Top Five Market Sectors as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.6	19.0
Financials	17.2	13.7
Consumer Discretionary	15.0	18.7
Health Care	13.6	7.1
Industrials	11.6	12.9
Asset Allocation (% of fund's net assets)
As of November 30, 2003*		As of May 31, 2003**
	Stocks 97.1%		Stocks 89.7%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 10.3%
* Foreign investments	14.3%	** Foreign investments	6.7%

Annual Report

Investments November 30, 2003

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 15.0%
Automobiles - 0.1%
Harley-Davidson, Inc.	97,300	$ 4,590
Hotels, Restaurants & Leisure - 3.4%
Carnival Corp. unit	1,233,000	43,389
Kerzner International Ltd. (a)	736,700	27,184
Krispy Kreme Doughnuts, Inc. (a)	406,500	16,817
McDonald's Corp.	1,434,300	36,761
Outback Steakhouse, Inc.	656,100	29,360
Red Robin Gourmet Burgers, Inc. (a)	32,300	870
		154,381
Household Durables - 0.9%
Garmin Ltd.	778,600	43,617
Internet & Catalog Retail - 1.0%
InterActiveCorp (a)	1,385,200	45,504
Media - 9.3%
Clear Channel Communications, Inc.	2,715,400	113,531
EchoStar Communications Corp. Class A (a)	4,090,100	141,027
EMI Group PLC	12,556,200	36,690
Lamar Advertising Co. Class A (a)	718,000	25,274
Pixar (a)	225,800	15,831
Radio One, Inc. Class D (non-vtg.) (a)	1,182,100	20,675
Viacom, Inc. Class B (non-vtg.)	1,876,200	73,772
		426,800
Multiline Retail - 0.2%
Tuesday Morning Corp. (a)	345,600	11,045
Specialty Retail - 0.1%
AutoZone, Inc. (a)	49,800	4,764
TOTAL CONSUMER DISCRETIONARY		690,701
CONSUMER STAPLES - 2.2%
Beverages - 1.3%
The Coca-Cola Co.	1,311,300	60,975
Food & Staples Retailing - 0.9%
Sysco Corp.	704,400	25,584
Whole Foods Market, Inc.	242,500	15,930
		41,514
TOTAL CONSUMER STAPLES		102,489
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 0.9%
Energy Equipment & Services - 0.3%
BJ Services Co. (a)	483,700	$ 15,425
Oil & Gas - 0.6%
PetroKazakhstan, Inc. Class A (a)	1,282,000	24,707
TOTAL ENERGY		40,132
FINANCIALS - 17.2%
Capital Markets - 3.3%
Bank of New York Co., Inc.	2,043,900	62,707
Charles Schwab Corp.	1,221,819	14,173
Legg Mason, Inc.	169,100	13,479
Merrill Lynch & Co., Inc.	464,300	26,349
Morgan Stanley	647,780	35,809
		152,517
Commercial Banks - 2.0%
Bank One Corp.	400,300	17,357
Fifth Third Bancorp	786,700	45,731
Wells Fargo & Co.	501,900	28,774
		91,862
Consumer Finance - 2.9%
American Express Co.	1,180,700	53,970
Capital One Financial Corp.	480,100	28,672
MBNA Corp.	2,087,200	51,178
		133,820
Insurance - 4.8%
ACE Ltd.	1,033,300	37,664
AFLAC, Inc.	1,003,500	36,096
Allstate Corp.	955,900	38,599
AMBAC Financial Group, Inc.	783,100	53,838
American International Group, Inc.	935,700	54,224
		220,421
Thrifts & Mortgage Finance - 4.2%
Countrywide Financial Corp.	710,400	75,018
Fannie Mae	715,500	50,085
Golden West Financial Corp., Delaware	638,100	64,384
		189,487
TOTAL FINANCIALS		788,107
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 13.6%
Biotechnology - 2.3%
Amgen, Inc. (a)	600,700	$ 34,546
Angiotech Pharmaceuticals, Inc. (a)	481,000	23,805
Genentech, Inc. (a)	270,500	22,803
SciClone Pharmaceuticals, Inc. (a)	200,000	1,470
Trimeris, Inc. (a)	943,600	21,542
		104,166
Health Care Equipment & Supplies - 4.8%
Alcon, Inc.	438,600	25,513
American Medical Systems Holdings, Inc. (a)	605,100	13,754
Baxter International, Inc.	1,325,600	36,878
Becton, Dickinson & Co.	609,800	24,410
C.R. Bard, Inc.	42,600	3,221
Cooper Companies, Inc.	687,584	31,388
Medtronic, Inc.	1,154,100	52,165
ResMed, Inc. (a)	330,600	12,893
Respironics, Inc. (a)	332,900	15,147
Sybron Dental Specialties, Inc. (a)	253,600	7,306
		222,675
Health Care Providers & Services - 3.0%
Aetna, Inc.	796,600	51,285
Health Management Associates, Inc. Class A	1,817,300	46,705
Henry Schein, Inc. (a)	570,900	38,416
		136,406
Pharmaceuticals - 3.5%
Biovail Corp. (a)	2,255,400	42,423
Johnson & Johnson	1,955,700	96,396
Pfizer, Inc.	663,600	22,264
		161,083
TOTAL HEALTH CARE		624,330
INDUSTRIALS - 11.6%
Aerospace & Defense - 0.2%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	287,390	8,455
Airlines - 3.7%
ExpressJet Holdings, Inc. Class A (a)	769,100	12,083
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	1,587,379	12,178
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC: - continued
sponsored ADR (a)	1,170,100	$ 54,807
Southwest Airlines Co.	5,016,600	90,198
		169,266
Commercial Services & Supplies - 3.4%
Apollo Group, Inc. Class A (a)	476,900	32,920
Central Parking Corp.	230,300	3,213
Equifax, Inc.	137,800	3,256
HON Industries, Inc.	380,700	16,176
Monster Worldwide, Inc. (a)	1,228,700	29,563
Robert Half International, Inc. (a)	912,200	20,306
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	1,974,900	22,909
Sylvan Learning Systems, Inc. (a)	823,300	26,650
		154,993
Industrial Conglomerates - 2.6%
3M Co.	746,400	58,995
Tyco International Ltd.	2,705,900	62,100
		121,095
Machinery - 1.7%
Caterpillar, Inc.	500,000	38,025
Ingersoll-Rand Co. Ltd. Class A	659,700	41,126
		79,151
TOTAL INDUSTRIALS		532,960
INFORMATION TECHNOLOGY - 27.6%
Communications Equipment - 6.5%
Advanced Fibre Communications, Inc. (a)	493,200	11,023
Avocent Corp. (a)	594,600	22,767
Cisco Systems, Inc. (a)	5,278,200	119,604
QUALCOMM, Inc.	2,445,500	108,947
Research in Motion Ltd. (a)	798,500	36,379
		298,720
Computers & Peripherals - 0.7%
Seagate Technology	1,702,600	33,626
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.4%
Cognex Corp.	795,600	$ 21,855
Ingram Micro, Inc. Class A (a)	3,019,240	44,021
		65,876
Internet Software & Services - 2.5%
eCollege.com (a)	158,200	3,512
VeriSign, Inc. (a)	2,619,100	42,456
Yahoo!, Inc. (a)	1,552,300	66,718
		112,686
IT Services - 4.3%
Affiliated Computer Services, Inc. Class A (a)	561,300	28,144
Anteon International Corp. (a)	280,000	10,685
DST Systems, Inc. (a)	186,200	6,949
First Data Corp.	2,914,700	110,321
Paychex, Inc.	651,388	25,059
Satyam Computer Services Ltd. ADR	674,800	14,157
		195,315
Semiconductors & Semiconductor Equipment - 5.3%
Altera Corp. (a)	612,500	15,515
Analog Devices, Inc.	1,921,600	95,600
Cymer, Inc. (a)	872,800	40,472
FormFactor, Inc.	188,700	4,812
Linear Technology Corp.	239,500	10,332
Microchip Technology, Inc.	343,500	11,816
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	35,640,000	66,271
		244,818
Software - 6.9%
Microsoft Corp.	7,299,400	187,596
SAP AG sponsored ADR	900,200	34,703
Siebel Systems, Inc. (a)	3,471,600	45,756
Synopsys, Inc. (a)	1,576,600	47,235
		315,290
TOTAL INFORMATION TECHNOLOGY		1,266,331
MATERIALS - 1.7%
Chemicals - 1.7%
Dow Chemical Co.	2,126,900	79,865
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 5.7%
Wireless Telecommunication Services - 5.7%
American Tower Corp. Class A (a)	2,204,100	$ 25,083
At Road, Inc. (a)	523,800	6,595
Crown Castle International Corp. (a)	8,114,069	100,696
Nextel Communications, Inc. Class A (a)	1,508,500	38,210
Vodafone Group PLC sponsored ADR	3,883,400	90,677
		261,261
UTILITIES - 1.6%
Electric Utilities - 0.4%
FirstEnergy Corp.	583,500	20,218
Multi-Utilities & Unregulated Power - 1.2%
AES Corp. (a)	4,166,067	36,953
Sierra Pacific Resources (a)	2,359,200	16,349
		53,302
TOTAL UTILITIES		73,520
TOTAL COMMON STOCKS (Cost $4,093,416)		4,459,696
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (c)	41,400	0
Procket Networks, Inc. Series C (c)	1,721,344	430
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,714)		430
Money Market Funds - 3.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	136,867,914	$ 136,868
Fidelity Securities Lending Cash Central Fund, 1.11% (b)	30,899,900	30,900
TOTAL MONEY MARKET FUNDS (Cost $167,768)		167,768
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $4,278,898)	4,627,894
NET OTHER ASSETS - (0.8)%	(36,752)
NET ASSETS - 100%	$ 4,591,142
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $430,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 714
Procket Networks, Inc. Series C	2/9/01	$ 17,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
United Kingdom	2.8%
Canada	2.8%
Cayman Islands	1.6%
Ireland	1.5%
Taiwan	1.4%
Panama	1.0%
Others (individually less than 1%)	3.2%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $6,926,794,000 and $7,300,890,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $622,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $15,278,000. The weighted average interest rate was 1.13%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $2,000,656,000 of which $1,455,368,000 and $545,288,000 will expire on November 30, 2009 and 2010, respectively.
The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2003

Assets
Investment in securities, at value (including securities loaned of $30,063) (cost $4,278,898) - See accompanying schedule		$ 4,627,894
Foreign currency held at value (cost $911)		906
Receivable for investments sold		6,077
Receivable for fund shares sold		907
Dividends receivable		6,737
Interest receivable		84
Prepaid expenses		22
Other receivables		1,298
Total assets		4,643,925

Liabilities
Payable for investments purchased	$ 3,046
Payable for fund shares redeemed	16,327
Accrued management fee	1,585
Other affiliated payables	757
Other payables and accrued expenses	168
Collateral on securities loaned, at value	30,900
Total liabilities		52,783

Net Assets		$ 4,591,142
Net Assets consist of:
Paid in capital		$ 6,221,391
Undistributed net investment income		25,847
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,005,511)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		349,415
Net Assets, for 297,149 shares outstanding		$ 4,591,142
Net Asset Value, offering price and redemption price per share ($4,591,142 ÷ 297,149 shares)		$ 15.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2003

Investment Income
Dividends (including $16,926 received from affiliated issuers)		$ 64,921
Interest		2,456
Security lending		201
Total income		67,578

Expenses
Management fee Basic fee	$ 25,327
Performance adjustment	(7,508)
Transfer agent fees	8,340
Accounting and security lending fees	641
Non-interested trustees' compensation	19
Depreciation in deferred trustee compensation account	(3)
Custodian fees and expenses	182
Registration fees	32
Audit	72
Legal	27
Interest	3
Miscellaneous	42
Total expenses before reductions	27,174
Expense reductions	(3,337)	23,837
Net investment income (loss)		43,741
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $45,831 on sales of investments in affiliated issuers)	608,578
Foreign currency transactions	205
Total net realized gain (loss)		608,783
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,318)
Assets and liabilities in foreign currencies	307
Total change in net unrealized appreciation (depreciation)		(101,011)
Net gain (loss)		507,772
Net increase (decrease) in net assets resulting from operations		$ 551,513

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,741	$ 69,784
Net realized gain (loss)	608,783	(385,902)
Change in net unrealized appreciation (depreciation)	(101,011)	(290,042)
Net increase (decrease) in net assets resulting from operations	551,513	(606,160)
Distributions to shareholders from net investment income	(67,226)	(68,843)
Share transactions Net proceeds from sales of shares	409,847	624,261
Reinvestment of distributions	66,756	68,326
Cost of shares redeemed	(812,268)	(1,057,577)
Net increase (decrease) in net assets resulting from share transactions	(335,665)	(364,990)
Total increase (decrease) in net assets	148,622	(1,039,993)

Net Assets
Beginning of period	4,442,520	5,482,513
End of period (including undistributed net investment income of $25,847 and undistributed net investment income of $49,135, respectively)	$ 4,591,142	$ 4,442,520
Other Information Shares
Sold	29,449	42,115
Issued in reinvestment of distributions	4,989	4,377
Redeemed	(58,519)	(71,382)
Net increase (decrease)	(24,081)	(24,890)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 15.84	$ 24.46	$ 23.82	$ 21.40
Income from Investment Operations
Net investment income (loss) B	.14	.21	.17	.05	.05
Net realized and unrealized gain (loss)	1.69	(2.02)	(4.60)	3.83	5.25
Total from investment operations	1.83	(1.81)	(4.43)	3.88	5.30
Distributions from net investment income	(.21)	(.20)	(.08)	(.05)	(.14)
Distributions from net realized gain	-	-	(4.11)	(3.19)	(2.74)
Total distributions	(.21)	(.20)	(4.19)	(3.24)	(2.88)
Net asset value, end of period	$ 15.45	$ 13.83	$ 15.84	$ 24.46	$ 23.82
Total Return A	13.47%	(11.57)%	(22.86)%	17.02%	27.93%
Ratios to Average Net Assets C
Expenses before expense reductions	.62%	1.07%	.97%	.88%	.63%
Expenses net of voluntary waivers, if any	.62%	1.07%	.97%	.88%	.63%
Expenses net of all reductions	.55%	.97%	.92%	.85%	.58%
Net investment income (loss)	1.00%	1.41%	.95%	.19%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 4,591	$ 4,443	$ 5,483	$ 7,921	$ 5,912
Portfolio turnover rate	166%	191%	187%	249%	310%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Independence Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 519,568	|
Unrealized depreciation	(175,008)
Net unrealized appreciation (depreciation)	344,560
Undistributed ordinary income	25,847
Capital loss carryforward	(2,000,656)

Cost for federal income tax purposes	$ 4,283,334

The tax character of distributions paid was as follows:

	November 30, 2003	November 30, 2002
Ordinary Income	$ 67,226	$ 68,843

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .41% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,451 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,314 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $21, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Arnotts PLC	$ -	$ 5,390	$ -	$ -
Irish Continental Group PLC	-	26,288	396	-
RJ Reynolds Tobacco Holdings, Inc.	-	92,182	16,530	-
TOTALS	$ -	$ 123,860	$ 16,926	$ -

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Independence Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Independence Fund (a fund of Fidelity Financial Trust) at November 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Independence Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 7, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Independence (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Financial Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Financial Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of Independence. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Jason Weiner (35)

Year of Election or Appointment: 2003

Vice President of Independence. He has managed since April 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and manager.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Independence. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Independence. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Independence. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment:

Chief Financial Officer of Independence. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Independence. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Independence. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment:2002

Assistant Treasurer of Independence. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Independence. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of Independence. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FRE-UANN-0104
1.786709.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, November 30, 2003, the Fidelity Financial Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Financial Trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 21, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 21, 2004